UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-07567

State Street Navigator Securities Lending Trust

(Exact name of registrant as specified in charter)

One Lincoln Street, 4th Floor, Boston, Massachusetts 02111

(Address of principal executive offices)

Joshua A. Weinberg, Esq.
Vice President and Managing Counsel
SSGA Funds Management, Inc.
One Lincoln Street
Boston, Massachusetts 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 664-7037

Date of fiscal year end:   December 31

Reporting Period: July 1, 2016 - June 30, 2017

Item 1.  Proxy Voting Record

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “TIAA-CREF Portfolio”) did not hold any securities with respect to which the TIAA-CREF Portfolio was entitled to vote during the reporting period.

State Street Navigator Securities Lending MET Portfolio

State Street Navigator Securities Lending MET Portfolio (the “MET Portfolio”) did not hold any securities with respect to which the MET Portfolio was entitled to vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
August 31, 2017